599 LEXINGTON AVENUE  |  NEW YORK  |  NY  |  10022-6069

WWW.SHEARMAN.COM  |  T +1.212.848.4000  |  F +1.212.848.7179

February 3, 2017

VIA EDGAR

U.S. Securities and Exchange Commission

Office of Disclosure and Review

Division of Investment Management

100 F. Street, N.E.

Washington, D.C. 20549

Re:	First Eagle Funds (the Trust)
Registration File No. 33-63560 and 811-7762
Post-Effective Amendment No. 79 to the
Registration Statement on Form N-1A

Request for Selective Review

Dear Sir or Madam:

We have filed the above referenced post-effective amendment (the “Amendment”) pursuant to Rule 485(a) under the Securities Act of 1933. On behalf of the First Eagle Funds, we request selective review of the Amendment under the Securities Act Release No. 6510.

We represent that the changes made are all ordinary course updates, except that we are:

•	Filing a separate prospectus to show one new share class (Class T) (this is the principal purpose of the filing). The SAI will continue to be a combined document across all share classes.
•	Adding an appendix item to the prospectus for the Merrill Lynch Intermediary-Specific Sales Load and Waiver terms and related language cross-referencing the appendix. This appendix is in the form suggested by the December 2016 Division of Investment Management Guidance Note.

Please note that this Amendment is not intended to affect the filing under Rule 485(a) from December 23, 2016 relating to the various new Class R shares. Please also note that the Merrill Lynch appendix will, once accepted as to form under this Amendment, be carried over to the “main” prospectus (i.e., the prospectus describing Class A, Class C, Class I, Class Y, etc.). We will discuss with you the most efficient means of carrying that over.

If you have any questions, please call me at (212) 848-7296 or Nathan J. Greene at (212) 848-4668.

Very truly yours,

/s/ Roger Deming
Roger Deming

Enclosures

ABU DHABI   |   BEIJING   |   BRUSSELS   |   FRANKFURT   |   HONG KONG   |   LONDON   |   MILAN   |   NEW YORK   |   PALO ALTO

PARIS   |   ROME   |   SAN FRANCISCO   |   SÃO PAULO   |   SHANGHAI   |   SINGAPORE   |   TOKYO   |   TORONTO   |   WASHINGTON, DC

SHEARMAN & STERLING LLP IS A LIMITED LIABILITY PARTNERSHIP ORGANIZED IN THE UNITED STATES UNDER THE LAWS OF THE STATE OF DELAWARE, WHICH LAWS LIMIT THE PERSONAL LIABILITY OF PARTNERS.